Fair Value Measurements: Schedule of changes in the fair value of Group's Level 3 financial liability (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of changes in the fair value of Group's Level 3 financial liability:
Schedule of changes in the fair value of Group's Level 3 financial liability

Contingent liability
Balance at the acquisition date	(514,607)
Gain resulting from remeasurement of contingent liability (Note 22)	494,238
Transfers in and out of Level 3	–
Balance at beginning of 2010	(20,369)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,630)
Transfers in and out of Level 3	–
Balance at beginning of 2011	(21,999)
Loss resulting from remeasurement of contingent liability (Note 22)	(1,760)
Transfers in and out of Level 3	–
Balance at end of year	(23,759)